Label	Element	Value
Private Capital Management Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	PRIVATE CAPITAL MANAGEMENT VALUE FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 PRIVATE CAPITAL MANAGEMENT VALUE FUND

Class A Shares

Class C Shares

Class I Shares

Class R Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated August 20, 2018 to the Private Capital Management Value Fund (the “Fund”) Prospectus and Summary Prospectus dated September 1, 2017, each as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective immediately, the second table in the ” Performance Information – Average Annual Total Returns” section of the Summary Prospectus and the ”Fund Summary” section of the Prospectus (the ”Original Performance Table”) is deleted and replaced with the following table.  The performance information in the table below reflects the deduction of the maximum sales charge applicable to Class A shares for all periods.  The performance information for Class A shares that is listed in the Original Performance Table does not reflect the deduction of any applicable sales charges.  Therefore, in the tables below, the returns for Class A shares (for all periods) are lower than the returns that were previously disclosed in the Original Performance Table.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (”1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act its performance may have been different.

Supplement Closing [Text Block]	cik0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Private Capital Management Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.89%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.29%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[1]
Private Capital Management Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[1]
Private Capital Management Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.78%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.74%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[1]
Private Capital Management Value Fund | Class I | S&P 500 Index (reflects no deductions for fees [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[1],[2]
Private Capital Management Value Fund | Class I | Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	21.31%	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	14.46%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[1],[3]
Private Capital Management Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.05%	[4]
5 Years	rr_AverageAnnualReturnYear05	9.75%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.80%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[4]
Private Capital Management Value Fund | Class A | S&P 500 Index (reflects no deductions for fees [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[2],[4]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[2],[4]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[2],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[2],[4]
Private Capital Management Value Fund | Class A | Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	21.31%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	14.46%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1987	[3],[4]

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account's performance has been adjusted to reflect the monthly deduction of the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund's commencement of operations on May 28, 2010. Class A shares were initially issued on October 6, 2010. The Class C shares and the Class R shares have not been issued.
[2]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, which are generally representative of the U.S. stock market as a whole.
[3]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[4]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%. Performance shown for the periods prior to October 6, 2010, is the performance of the Class I shares, which includes the performance of the Predecessor Account for the period from January 1, 1987 to May 28, 2010 (see footnote 1 above), adjusted to reflect the monthly deduction of the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class A shares effective at the commencement of operations of Class A shares on October 6, 2010.